Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2025
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

Note 9 Shareholders’ equity and share-based payments

9.1 SHAREHOLDERS’ EQUITY

Number of TotalEnergies shares and rights attached

As of December 31, 2025, the share capital of TotalEnergies SE amounts to €5,516,463,857.50, divided into 2,206,585,543 shares, with a par value of €2.50. There is only one category of shares. The shares may be held in either registered or bearer form.

The authorized share capital amounts to 3,229,286,115 shares as of December 31, 2025, compared to 3,421,656,457 shares as of December 31, 2024 and 3,436,374,353 shares as of December 31, 2023.

Pursuant to the Corporation's bylaws (Statutes), no shareholder may cast a vote at a Shareholders' Meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Corporation's shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Corporation.

Share cancellation

Pursuant to the authorization granted by the Extraordinary Shareholders’ Meeting on May 25, 2022, the Board of Directors is authorized to cancel, on one or more occasions, the shares of the Company within the limit of 10% of the existing capital on the date of the operation per period of 24 months, in accordance with the provisions of Article L. 22-10-62 of the French Commercial Code.

The Board of Directors has proceeded with the following cancellation of TotalEnergies shares:

			Percentage
			of the share
	Board of Directors’	Number of shares bought back and cancelled	capital
Fiscal year	decision date	for the purpose of the shareholder policy	cancelled(a)
2025	September 24, 2025 (b)	74,620,711 shares bought back between November 20, 2024 and June 26, 2025	3.27%
2025	February 4, 2025 (c)	127,622,460 shares bought back between October 27, 2023 and November 19, 2024	5.32%
2024	February 6, 2024(d)	25,405,361 shares bought back between August 25 and October 26, 2023	1.05%
2023	September 21, 2023(e)	86,012,344 shares bought back between January 2 and August 24, 2023	3.44%
2023	February 7, 2023	128,869,261 shares bought back between February 11 and December 15, 2022	4.92%
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	With effect as at September 26, 2025.
(c)	With effect as at February 10, 2025.
(d)	With effect as at February 12, 2024.
(e)	With effect as at September 25, 2023.

Variation of the number of shares composing the share capital

AS OF DECEMBER 31, 2022 (a)		2,619,131,285
	Capital reduction by cancellation of treasury shares	(214,881,605)
	2023 Capital increase reserved for employees	8,002,155
AS OF DECEMBER 31, 2023 (b)		2,412,251,835
	Capital reduction by cancellation of treasury shares	(25,405,361)
	2024 Capital increase reserved for employees	10,833,187
AS OF DECEMBER 31, 2024 (c)		2,397,679,661
	Capital reduction by cancellation of treasury shares	(202,243,171)
	2025 Capital increase reserved for employees	11,149,053
AS OF DECEMBER 31, 2025 (d)		2,206,585,543
(a)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 60,543,213 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 149,529,818 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 63,702,529 treasury shares deducted from consolidated shareholders’ equity.

Capital increase reserved for employees

The Extraordinary Shareholders’ Meeting (“ESM”) of May 23, 2025, in its fifteenth resolution, granted the authority to the Board of Directors to carry out, a capital increase, in one or more occasions within a maximum period of 26 months, reserved to members (employees and retirees) of a company or group savings plan (“ESOP”).

In fiscal year 2025, the Board of Directors of September 24, 2025, by virtue of the fifteenth resolution above-mentioned, decided to proceed with a capital increase reserved for employees and retirees within the limit of 18 million shares with immediate dividend rights and has granted all powers to the Chairman and Chief Executive Officer to determine the opening and closing dates of the subscription period and the subscription price. This capital increase is expected to be completed after the Shareholders’ Meeting of May 29, 2026.

During the fiscal years 2025, 2024 and 2023, the Corporation completed the following ESOP, which terms are set out below:

Fiscal year	2025	2024	2023
Date of the ESOP	June 10, 2025	June 6, 2024	June 7, 2023
By virtue of	22nd resolution of the ESM of May 24, 2024	16th resolution of the ESM of May 26, 2023	22nd resolution of the ESM of May 25, 2022
Subscriptions
Number of shares subscribed	10,572,824	10,251,337	7,760,062
Subscription price	42.50 euros	46.90 euros	45.60 euros
Free shares
Number of shares granted	576,229	581,850	242,093

Treasury shares

Accounting principles

Treasury shares held by TotalEnergies SE, or by its subsidiaries are deducted from consolidated shareholders' equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

Number of treasury shares held by TotalEnergies SE

As of December 31,	2025	2024	2023
Number of treasury shares held by TotalEnergies SE	63,702,529	149,529,818	60,543,213
Percentage of share capital	2.89%	6.24%	2.51%

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except when it qualifies as a refund of shareholder contributions.

As of December 31, 2025, paid-in surplus relating to TotalEnergies SE amounted to €12,253 million (€23,345 million as of December 31, 2024 and €24,385 million as of December 31, 2023).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of TotalEnergies SE would be taxed for an approximate amount of $293 million as of December 31, 2025 ($234 million as of December 31, 2024 and $234 million as of December 31, 2023) due to additional corporation tax applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting principles

Earnings per share is calculated by dividing net income (TotalEnergies share) by the weighted-average number of common shares outstanding during the period, excluding TotalEnergies shares held by TotalEnergies SE (Treasury shares) which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (TotalEnergies share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TotalEnergies SE are deducted from consolidated shareholders’ equity. This calculation also takes into account the dilutive effect of share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares, as of December 31, respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2025	2024	2023
Number of shares as of January 1,	2,397,679,661	2,412,251,835	2,619,131,285
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(149,529,818)	(60,543,213)	(137,187,667)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,179,418	4,041,839	5,378,956
Capital increase reserved for employees (a)	6,504,238	6,322,466	4,671,946
Capital increase as payment of the scrip dividend	–	–	–
Buyback of TotalEnergies treasury shares including:	(68,432,849)	(64,051,218)	(74,633,216)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(65,408,275)	(56,849,392)	(72,985,133)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,024,574)	(7,201,826)	(1,648,083)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,191,400,651	2,298,021,710	2,417,361,304
Dilutive effect
Grant of TotalEnergies performance shares	21,029,751	14,553,688	14,354,523
Capital increase reserved for employees(a)	1,920,015	1,985,324	2,051,751
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,	2,214,350,417	2,314,560,722	2,433,767,578

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

Earnings per share in euros

The earnings per share in euros, converted from the earnings per share in dollars, by using the average exchange rate euro/dollar, is €5.17 per share for 2025 closing (€6.23 for 2024 closing). The fully-diluted earnings per share calculated by using the same method is €5.12 per share for 2025 closing (€6.18 for 2024 closing).

Dividend

On February 10, 2026, the Board of Directors after approving the financial statements for fiscal year 2025, decided to propose to the Shareholders’ Meeting on May 29, 2026 the distribution of an ordinary €3.40 dividend per share for fiscal year 2025. Subject to the Shareholders’ decision, considering the first three interim dividends already decided by the Board of Directors, the final ordinary dividend for the fiscal year 2025 will be €0.85 per share.

2025 Dividend	First interim	Second interim	Third interim	Final
EUR amount (Euronext share)	€0.85	€0.85	€0.85	€0.85
USD amount (NYSE share)	–	$0.987785	Set on April 16, 2026	Set on July 15, 2026
Set date	April 29, 2025	July 23, 2025	October 29, 2025	February 10, 2026
Ex-dividend date Euronext and NYSE (starting 2nd interim)	October 1, 2025	December 31, 2025	March 31, 2026	June 30, 2026
Payment date Euronext	October 3, 2025	January 5, 2026	April 2, 2026	July 2, 2026
Payment date NYSE	–	January 23, 2026	April 23, 2026	July 22, 2026

Issuances and reimbursement of perpetual subordinated notes

As of December 31, 2025, the amount of perpetual subordinated notes booked in TotalEnergies shareholders' equity is $10,994 million. The coupons attributable to the holders of these securities are recognized as a deduction from TotalEnergies shareholders' equity for an amount of $320 million for fiscal year 2025. The tax deduction due to these coupons is booked in the statement of income.

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except under certain circumstances specified into the documentation of the notes) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

Over the year 2025, TotalEnergies SE has fully redeemed on February 26, 2025 the residual nominal amount of €1,082 million of perpetual deeply subordinated notes carrying a coupon of 2.625%, issued in February 2015, at first call date. This issuance had already been the subject of a partial buyback offer for an amount of €1,418 million on November 22, 2024.

Summary of the perpetual deeply subordinated notes of TotalEnergies SE:

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2025	December 31, 2024	December 31, 2023
November 19, 2024	1,250	4.120%	February 19, 2030	1,250	1,250	–
	1,250	4.500%	November 19, 2034	1,250	1,250	–
January 17, 2022	750	3.250%	January 17, 2037	750	750	750
	1,000	2.000%	April 17, 2027	1,000	1,000	1,000
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	1,500
	1,500	1.625%	January 25, 2028	1,500	1,500	1,500
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	–	–	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	–	–	–
February 26, 2015	2,500	2.625%	February 26, 2025	–	1,082	2,500
TOTAL				9,750	10,832	11,250

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2025	2024	2023
Actuarial gains and losses	42	20	(114)
Change in fair value of investments in equity instruments	(193)	144	(11)
Tax effect	51	46	(11)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Sub-total items not potentially reclassifiable to profit & loss	8,637	(3,953)	2,437
Currency translation adjustment	(7,072)	2,759	(3,277)
– Unrealized gain/(loss) of the period	(7,084)	2,879	(2,524)
– Less gain/(loss) included in net income	(12)	120	753
Cash flow hedge	(1,060)	3,119	2,898
– Unrealized gain/(loss) of the period	(1,709)	188	3,155
– Less gain/(loss) included in net income	(649)	(2,931)	257
Variation of foreign currency basis spread	22	(32)	(11)
– Unrealized gain/(loss) of the period	8	(50)	(37)
– Less gain/(loss) included in net income	(14)	(18)	(26)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
– Unrealized gain/(loss) of the period	(460)	(294)	(194)
– Less gain/(loss) included in net income	24	(48)	14
Other	8	1	(2)
Tax effect	255	(814)	(730)
Sub-total items potentially reclassifiable to profit & loss	(8,331)	4,787	(1,330)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	306	834	1,107

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2025			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	8,737	8,737	–	–
Affiliates	(7,072)	(7,540)	240	228
Equity affiliates	(363)	(476)	(12)	125
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,302	721	228	353

As of December 31, 2024			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	(4,163)	(4,163)	–	–
Affiliates	2,759	3,238	(86)	(383)
Equity affiliates	(205)	211	(1)	(415)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(1,609)	(714)	(87)	(798)

As of December 31, 2023			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	2,573	2,573	–	–
Affiliates	(3,277)	(3,174)	186	(289)
Equity affiliates	(179)	(107)	(9)	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(883)	(708)	177	(352)

Tax effects relating to each component of other comprehensive income are as follows:

	2025			2024			2023
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	42	29	71	20	76	96	(114)	(10)	(124)
Change in fair value of investments in equity instruments	(193)	22	(171)	144	(30)	114	(11)	(1)	(12)
Currency translation adjustment generated by the parent company	8,737	–	8,737	(4,163)	–	(4,163)	2,573	–	2,573
Sub-total items not potentially reclassifiable to profit & loss	8,586	51	8,637	(3,999)	46	(3,953)	2,448	(11)	2,437
Currency translation adjustment	(7,072)	–	(7,072)	2,759	–	2,759	(3,277)	–	(3,277)
Cash flow hedge	(1,060)	261	(799)	3,119	(822)	2,297	2,898	(733)	2,165
Variation of foreign currency basis spread	22	(6)	16	(32)	8	(24)	(11)	3	(8)
Share of other comprehensive income of equity affiliates, net amount	(484)	–	(484)	(246)	–	(246)	(208)	–	(208)
Other	8	–	8	1	–	1	(2)	–	(2)
Sub-total items potentially reclassifiable to profit & loss	(8,586)	255	(8,331)	5,601	(814)	4,787	(600)	(730)	(1,330)
TOTAL OTHER COMPREHENSIVE INCOME	–	306	306	1,602	(768)	834	1,848	(741)	1,107

Non-controlling interests

As of December 31, 2025, the subsidiaries with the most significant non-controlling interests are TotalEnergies Australia Unit Trust, TotalEnergies EP Gabon, TotalEnergies EP Congo and AzurVista Resources Pte. Ltd.

9.2 Share-based payments

Accounting principles

TotalEnergies SE may grant employees performance shares plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

For performance shares plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period.

The number of allocated equity instruments can be revised during the vesting period in cases of non-compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on the shares subscribed using the classic and/or the leveraged schemes, the cost of the free shares and the opportunity gain for the shares subscribed using the leveraged scheme, as applicable. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors.

A.  TotalEnergies’ performance share plans

	2020	2021	2022	2023 (a)	2024	2025		Total
Date of the Shareholders’ Meeting	6/1/2018	6/1/2018	5/28/2021	5/26/2023	5/24/2024	5/24/2024
Award date	3/18/2020	5/28/2021	3/16/2022	5/26/2023	5/24/2024	3/19/2025
Date of the final award (end of the vesting period)	3/20/2023	5/29/2024	3/17/2025	5/27/2026	5/24/2027	3/20/2028
Transfer authorized as from	3/21/2025	5/30/2026	3/17/2025	5/27/2026	5/24/2027	3/20/2028
Grant date IFRS 2 fair value	12.40	€27.40	€37.22	€46.24	€55.83	€48.23	€
Number of performance shares
Outstanding as of January 1, 2023	6,574,961	6,661,580	7,320,181	–	–	–		20,556,722
Notified	–	–	–	7,985,203	–	–		7,985,203
Cancelled	(128,577)	(98,291)	(86,348)	(42,040)	–	–		(355,256)
Finally granted	(6,446,384)	(5,250)	(5,568)	(190)	–	–		(6,457,392)
Outstanding as of January 1, 2024	–	6,558,039	7,228,265	7,942,973	–	–		21,729,277
Notified	–	–	–	–	7,775,722	–		7,775,722
Cancelled	–	(498,045)	(77,209)	(61,731)	(12,871)	–		(649,856)
Finally granted	–	(6,059,994)	(2,811)	(3,134)	–	–		(6,065,939)
Outstanding as of January 1, 2025	–	–	7,148,245	7,878,108	7,762,851	–		22,789,204
Notified	–	–	–	–	–	9,190,018		9,190,018
Cancelled	–	–	(937,957)	(127,154)	(83,775)	(70,975)		(1,219,861)
Finally granted	–	–	(6,210,288)	(2,580)	(2,831)	(243)		(6,215,942)
OUTSTANDING AS OF DECEMBER 31, 2025	–	–	–	7,748,374	7,676,245	9,118,800		24,543,419

(a)

includes 37,000 performance shares granted on December 13, 2023 to 4 executives recruited in 2023 in accordance with the decision of the Board of Directors on December 13, 2023 and the Shareholders’ Meeting on May 26, 2023. For these performance shares, the vesting period begins on December 13, 2023 and the final grant date is December 14, 2026, subject to the conditions set (end of the vesting period). The IFRS 2 fair value on the grant date was €51.56.

The performance shares, which are bought back by TotalEnergies SE on the market, are finally granted to their beneficiaries after a 3-year vesting period, from the date of the grant. The final grant is subject to a continued employment condition as well as:

-	four performance conditions for the 2020 Plan and
-	five performance conditions for the plans after the 2020 Plan.

Moreover, the transfer of the performance shares finally granted under the 2020 to 2021 Plans will not be permitted until the end of a 2-year holding period from the date of the final grant.

2025 Plan

The Board of Directors granted performance shares, on March 19, 2025, to certain employees and executive directors of TotalEnergies SE or its subsidiaries, subject to the fulfilment of the continued employment condition of three years and five performance conditions.

The performance conditions apply differently depending on the capacity of the beneficiaries. If all shares granted to senior executives are subject to performance conditions, the grant of the first 150 shares to non-senior executives are not subject to the performance condition abovementioned, which will, nonetheless, apply to any shares granted above this threshold.

The applicable performance conditions are as follows:

-

for 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) during the three vesting years (2025, 2026 and 2027) based on the Total Shareholder Return (“TSR”) of the year in question, the dividend being considered reinvested;

-

for 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) based on the annual variation in net cash flow per share criterion expressed in dollars during the three vesting years (2025, 2026 and 2027);

-

for 20% of the shares, the level reached by the pre-dividend organic cash breakeven in view of the objective set for the three vesting years (2025, 2026 and 2027). The pre-dividend organic cash breakeven is defined as the Brent price for which the operating cash flow before working capital changes (MBA) covers the organic investments[1]. The ability of the Company to resist to the variations of the Brent barrel price is measured by this parameter;

-	for 15% of the shares, the change in methane emissions on operated facilities in relation to the achievement of the target to reduce methane emissions set for 2027;
-

for 15% of the shares, the criterion of the lifecycle carbon intensity of energy products sold to the Company's customers in relation to the achievement of the target to reduce this intensity set for 2027.

[1] Organic investments: net investments excluding acquisitions, asset sales and other operations with non-controlling interests.

B.  Other TotalEnergies share plan

Worldwide Plan 2024

	2024
Date of the Shareholders’ Meeting	5/26/2023
Award date	5/23/2024
Date of the final award (end of the vesting period)	5/24/2029
Transfer authorized as from	5/24/2029
Grant date IFRS 2 fair value	47.94	€
Number of performance shares
Outstanding as of January 1, 2024	–
Notified	10,666,900
Cancelled	(337,500)
Finally granted(a)	–
Outstanding as of January 1, 2025	10,329,400
Notified	–
Cancelled	(742,000)
Finally granted(a)	(4,400)
Outstanding as of December 31, 2025	9,583,000

(a)Final grant following the death of the beneficiary of the shares.

At its meeting on May 23, 2024, the Board of Directors decided to grant 100 shares of the Company to each employee and executive director (excluding the Chairman and CEO) of TotalEnergies SE or its subsidiaries, subject to the fulfilment of the continued employment condition of five years.

C.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2025	2024	2023
TotalEnergies performance shares plans	377	287	217
TotalEnergies world shares plans	93	54	–
Capital increase reserved for employees	115	215	74
TOTAL	585	556	291

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2025 were the following:

For the year ended December 31,	2025
Date of the Board of Directors meeting that decided the issue	October 30, 2024
Reference price (€) (a)	53.02
Subscription price (€) (b)	42.50
Number of shares issued (in millions) (c)	11.10
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 29, 2025, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.